Offsets	Oct. 07, 2024 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Granite Real Estate Investment Trust
Form or Filing Type	S-8
File Number	333-275422
Initial Filing Date	Nov. 09, 2023
Fee Offset Claimed	$ 695.82
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Stapled Units, each consisting of one unit of Granite Real Estate Investment Trust and one common share of Granite REIT Inc.
Unsold Securities Associated with Fee Offset Claimed | shares	97,401
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,714,208.4
Offset Note

(1)	Pursuant to Rule 457(p) under the Securities Act, the
Registrant
offsets the registration fee required in connection with this Registration Statement by US$695.82, which represents a portion of the dollar amount of the filing fee previously paid by the Registrant that corresponds to unsold securities registered pursuant to its Registration Statement on Form
S-8
(Registration
No. 333-275422)
(the “2023 Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on November 9, 2023 and subsequently deregistered by a Post-Effective Amendment No. 1 to Form
S-8
Registration Statement filed with the Commission on October 7, 2024. The Registrant has terminated or completed any offering that included the unsold securities offered under the 2023 Registration Statement and has deregistered all such unsold securities by filing a Post-Effective Amendment to the 2023 Registration Statement on Form
S-8.

Termination / Withdrawal Statement	The Registrant has terminated or completed any offering that included the unsold securities offered under the 2023 Registration Statement and has deregistered all such unsold securities by filing a Post-Effective Amendment to the 2023 Registration Statement on Form
S-8.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Granite Real Estate Investment Trust
Form or Filing Type	S-8
File Number	333-275422
Filing Date	Nov. 09, 2023
Fee Paid with Fee Offset Source	$ 714.38
Offset Note

(1)	Pursuant to Rule 457(p) under the Securities Act, the
Registrant
offsets the registration fee required in connection with this Registration Statement by US$695.82, which represents a portion of the dollar amount of the filing fee previously paid by the Registrant that corresponds to unsold securities registered pursuant to its Registration Statement on Form
S-8
(Registration
No. 333-275422)
(the “2023 Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on November 9, 2023 and subsequently deregistered by a Post-Effective Amendment No. 1 to Form
S-8
Registration Statement filed with the Commission on October 7, 2024. The Registrant has terminated or completed any offering that included the unsold securities offered under the 2023 Registration Statement and has deregistered all such unsold securities by filing a Post-Effective Amendment to the 2023 Registration Statement on Form
S-8.